GOODWILL AND INTANGIBLES - Summary of Identifiable Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,672	$ 2,429
Accumulated Amortization	(1,012)	(809)
Net Carrying Amount	$ 1,660	$ 1,620
Contractual backlog
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (in Years)	1 year 3 months 18 days	6 months
Gross Carrying Amount	$ 171	$ 155
Accumulated Amortization	(158)	(154)
Net Carrying Amount	$ 13	$ 1
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (in Years)	9 years	9 years 4 months 24 days
Gross Carrying Amount	$ 1,753	$ 1,552
Accumulated Amortization	(672)	(518)
Net Carrying Amount	$ 1,081	$ 1,034
Cash paid at closing
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (in Years)	11 years 1 month 6 days	12 years 1 month 6 days
Gross Carrying Amount	$ 748	$ 722
Accumulated Amortization	(182)	(137)
Net Carrying Amount	$ 566	$ 585